N-4	Jul. 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line items will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2	0.91%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Financials Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Technology Portfolio – Service Class 2	0.88%	N/A	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2	0.91%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Financials Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Technology Portfolio – Service Class 2	0.88%	N/A	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2
Current Expenses [Percent]	0.91%
Fidelity® VIP Consumer Staples Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples Portfolio – Service Class 2
Current Expenses [Percent]	0.90%
Fidelity® VIP Financials Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio – Service Class 2
Current Expenses [Percent]	0.90%
Fidelity® VIP Technology Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio – Service Class 2
Current Expenses [Percent]	0.88%
First Trust Capital Strength Hedged Equity Portfolio – Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio – Class I
Current Expenses [Percent]	1.25%